Vessel Operating Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Vessel Operating Costs
Crew costs	$ 10,936	$ 9,675	$ 21,286	$ 18,647
Technical maintenance expenses	3,893	5,848	7,937	10,214
Other operating expenses	4,218	4,521	8,398	8,990
Total	$ 19,047	$ 20,044	$ 37,621	$ 37,851